Revenue from contract with customers	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue from contract with customers
7.	Revenue from contract with customers
7.1     Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2021, 2020 and 2019.

	2021	2020	2019
Passenger revenue
Passenger revenue	$1,388,089	$752,050	$2,581,179
Miles redeemed	24,301	8,544	31,426

	1,412,390	760,594	2,612,605

Cargo and mail revenue	71,577	21,002	62,460

Other operating revenue
Frequent flyer program - marketing services	18,897	15,452	22,170
Other operating revenue	7,067	3,955	10,173

	25,964	19,407	32,343

	$1,509,931	$801,003	$2,707,408

7.2     Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.
The table below presents the changes in air traffic liability:

	2021	2020
Balance at beginning of year	$470,695	$497,374
Sales	1,801,347	887,004
Revenue recognition	(1,326,627)	(700,406)
Tax recognition	(218,624)	(113,473)
Reimbursements	(129,296)	(82,910)
Interline tickets	(26,436)	(15,056)
Other	(13,728)	(1,838)

Balance at end of year	$557,331	$470,695

The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months. In response to
Covid-19,
the Company has established
a
new commercial policy that extended the tickets expiration to certain ticket to June 30, 2022, for those tickets which were scheduled to expire before June 2021.

The table below presents the activity of the current and
non-current
frequent flyer liability:

	2021	2020
Balance at beginning of year	$91,213	$80,326
Deferred of revenue	28,202	19,431
Recognition of revenue	(24,301)	(8,544)

Balance at end of year	$95,114	$91,213

Current	34,719	16,041
Non-current	60,395	75,172

	$95,114	$91,213

Contract assets are reflected as account receivable. See note 10.
7.3     Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2021	2020	2019
North America	$428,457	$233,039	$857,002
South America	557,827	281,008	975,530
Central America	475,590	246,727	740,358
Caribbean	22,093	20,822	102,175

	$1,483,967	$781,596	$2,675,065

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.